Intangible Assets, Net (Details) - Schedule of estimated future amortization expense	Sep. 30, 2022 USD ($)
Schedule of Estimated Future Amortization Expense [Abstract]
2023	$ 1,542,714
2024	1,542,714
2025	1,542,714
2026	1,542,714
2027	1,542,714
Thereafter	581,073
Total	$ 8,294,643